Intangible assets - Narrative (Details) - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 56,975	SFr 57,935	SFr 57,464	SFr 54,667
Research and development expense	3,600	SFr 2,000
Intangible assets under development
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 1,700		SFr 600